Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000241223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Without Sales Load [Member] | C000241223
Average Annual Return [Line Items]
Average Annual Return, Percent	32.86%	30.75%
T. Rowe Index: Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Average Annual Return, Percent	23.81%	22.32%
T. Rowe Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Average Annual Return, Percent	33.36%	29.98%